SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options Outstanding, Issued	210,000	375,000
Average Exercise Price, Issued	$ 0.15
Average Remaining Contractual Life (Years), Issued	8 years 5 months 26 days
Number of Options Outstanding, Exercised	120,000
Average Exercise Price, Exercised	$ 1.00
Number of Options Outstanding, Forfeited	350,000
Average Exercise Price, Forfeited	$ 1.25
Number of Options Outstanding, Ending Balance	1,915,000
Average Exercise Price, Ending Balance	$ 1.01
Average Remaining Contractual Life (Years), Outstanding	2 years 9 months 14 days